Note 16 - Interest and Finance Costs	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Interest Finance Costs [Text Block]
16.
Interest and Finance Costs:

The interest and finance costs in the accompanying consolidated statements of income are as follows:

	Six-month period ended June 30,
	2018	2019
Interest expense	$26,956	$45,782
Interest capitalized	(101)	(794)
Swap effect loss / (gain)	1,000	(1,502)
Amortization and write-off of financing costs	1,296	1,650
Bank charges and other financing costs	227	180
Total	$29,378	$45,316